Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost as of January 1, 2022	$ 253,362
Additions		$ 28,236
Cost as of March 31, 2022	253,362	253,362
Amortization
Brought forward as of January 1, 2022	99,389
Charge for the period	13,727	52,824
Accumulated depreciation as of March 31, 2022	113,116	99,389
Net property and equipment as of March 31, 2022	140,246	153,973
Net property and equipment as of December 31, 2021		153,973	$ 178,561
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost as of January 1, 2022	165,957
Additions
Cost as of March 31, 2022	165,957	165,957
Amortization
Brought forward as of January 1, 2022	67,271
Charge for the period	8,409	33,636
Accumulated depreciation as of March 31, 2022	75,680	67,271
Net property and equipment as of March 31, 2022	90,277	98,686
Net property and equipment as of December 31, 2021		98,686	132,322
Computers and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost as of January 1, 2022	87,405
Additions		28,236
Cost as of March 31, 2022	87,405	87,405
Amortization
Brought forward as of January 1, 2022	32,118
Charge for the period	5,318	19,188
Accumulated depreciation as of March 31, 2022	37,436	32,118
Net property and equipment as of March 31, 2022	$ 49,969	55,287
Net property and equipment as of December 31, 2021		$ 55,287	$ 46,239